IMPACT MANAGEMENT INVESTMENT TRUST

                          IMPACT TOTAL RETURN PORTFOLIO

                               RETAIL CLASS SHARES
                            TRADITIONAL CLASS SHARES
                             WHOLESALE CLASS SHARES
                           INSTITUTIONAL CLASS SHARES

     SUPPLEMENT DATED JUNE 5, 2001 TO THE PROSPECTUS DATED JANUARY 22, 2001

--------------------------------------------------------------------------------

The information in this Supplement updates the corresponding information in the prospectus dated January 22, 2001 of the Impact Total Return Portfolio - Retail Class Shares, Traditional Class Shares, Wholesale Class Shares and Institutional Class Shares (the "Prospectus").

The information under the heading of "Portfolio Managers" of the Management of the Portfolio Section on page 12 of the Prospectus is hereby deleted in its entirety and replaced with the following:

     The portfolio managers of the Portfolio are:

     o Charles R. Clark, Chief Market Analyst since 1999 and Senior Assistant Portfolio Manager of EAM and its predecessors since 1993. From October 1991 through the end of 1993, he was a Technical Research Analyst for EAM and its predecessors.

     o Arnold C. Schneider, III, CFA, founder, President and CIO of Schneider Capital Management since its inception in 1996. Mr. Schneider is also a Portfolio Manager with Schneider Capital. From 1982 through 1996, Mr. Schneider was employed with Wellington Management Company (1983-1991 as a securities analyst; 1991 to 1996 as Senior Vice President and portfolio manager). Mr. Schneider was made a partner at Wellington in 1991. Mr. Schneider managed the Compass Equity Income Fund from 1993-1995 and the Mentor Income Fund from 1993-1996.

                       IMPACT MANAGEMENT INVESTMENT TRUST

                                 JORDAN 25 FUND

                               RETAIL CLASS SHARES
                            TRADITIONAL CLASS SHARES
                             WHOLESALE CLASS SHARES
                           INSTITUTIONAL CLASS SHARES

     SUPPLEMENT DATED JUNE 5, 2001 TO THE PROSPECTUS DATED JANUARY 16, 2001

--------------------------------------------------------------------------------

The information in this Supplement updates the corresponding information in the prospectus dated January 16, 2001 of the Jordan 25 Fund - Retail Class Shares, Traditional Class Shares, Wholesale Class Shares and Institutional Class Shares (the "Prospectus").

The information under the heading of "Portfolio Manager" of the Management of the Portfolio Section on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

     The portfolio manager of the Portfolio is:

     o Charles R. Clark, Chief Market Analyst since 1999 and Senior Assistant Portfolio Manager of EAM and its predecessors since 1993. From October 1991 through the end of 1993, he was a Technical Research Analyst for EAM and its predecessors.

                       IMPACT MANAGEMENT INVESTMENT TRUST

                             JORDAN 25 VARIABLE FUND

                        SCHNEIDER LARGE CAP VARIABLE FUND

     SUPPLEMENT DATED JUNE 5, 2001 TO THE PROSPECTUS DATED JANUARY 16, 2001

--------------------------------------------------------------------------------

The information in this Supplement updates the corresponding information in the prospectus dated January 16, 2001 of the Jordan 25 Variable Fund and the Schneider Large Cap Variable Fund (the "Prospectus").

The first paragraph under the heading of "Portfolio Managers" of the Management of the Portfolio Section on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

     The portfolio manager of the Portfolio is:

     o Charles R. Clark, Chief Market Analyst since 1999 and Senior Assistant Portfolio Manager of EAM and its predecessors since 1993. From October 1991 through the end of 1993, he was a Technical Research Analyst for EAM and its predecessors.